Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES INVESTMENT SERIES FUNDS INC
CIK	dei_EntityCentralIndexKey	0000889388
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 24, 2023
Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2023
Prospectus Date	rr_ProspectusDate	Jan. 31, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Corporate Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBAX
Federated Hermes Corporate Bond Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBBX
Federated Hermes Corporate Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBCX
Federated Hermes Corporate Bond Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ISHIX
Federated Hermes Corporate Bond Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBIX
Federated Hermes Corporate Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FDBLX